Material accounting policies - Depreciation using straight-line method over their estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvement
Depreciation using straight-line method over their estimated useful lives
Depreciation method, property, plant and equipment	Over the shorter of the useful lives of the assets or lease terms of the associated properties
Machinery | Maximum
Depreciation using straight-line method over their estimated useful lives
Estimated useful lives	5 years
Machinery | Minimum
Depreciation using straight-line method over their estimated useful lives
Estimated useful lives	3 years
Motor vehicles | Maximum
Depreciation using straight-line method over their estimated useful lives
Estimated useful lives	6 years
Motor vehicles | Minimum
Depreciation using straight-line method over their estimated useful lives
Estimated useful lives	1 year
Office equipment and electronic equipment | Maximum
Depreciation using straight-line method over their estimated useful lives
Estimated useful lives	5 years
Office equipment and electronic equipment | Minimum
Depreciation using straight-line method over their estimated useful lives
Estimated useful lives	3 years